Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Statement of Cash Flows [Abstract]
Net cash provided by operating activities	$ 33,439,100	$ 3,721,457
Cash flows from investing activities:
Purchase of property and equipment	(4,594,653)	(16,042,826)
Net cash used in investing activities	(4,594,653)	(16,042,826)
Cash flows from financing activities:
Proceeds from short-term bank borrowings	40,492,046	9,578,453
Repayment of short-term bank borrowings	(41,204,386)	(9,551,661)
Repayment of long-term bank borrowings	(4,127,021)	(3,564,964)
Proceeds of borrowings from a related party		12,000,000
Repayment of borrowings to a related party	(11,000,000)
Net cash (used in) provided by financing activities	(15,839,361)	8,461,828
Effect of exchange rate changes on cash and restricted cash	325,716	(797,384)
Net increase (decrease) in cash and restricted cash	13,330,802	(4,656,925)
Cash and restricted cash at beginning of year	58,860,026	17,149,389
Cash and restricted cash at end of year	72,190,828	12,492,464
Supplemental cash flow information
Cash paid for interest expense	552,934	506,596
Cash paid for income tax	18,267
Noncash investing and financing activities
Operating lease right-of-use assets obtained in exchange for operating lease liabilities		1,863,841
Payables related to purchase of property and equipment	$ 2,640,420	$ 4,952,299